Investments - Schedule of Comprehensive Income Information Related to Subsidiaries (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Profit for the period	R$ 169,154	R$ 155,632	R$ 56,678
Total comprehensive income	171,526	155,975	57,397
Profit allocated to NCI before dividends	(1,045)	4,259	R$ 65
Subsidiaries [member]
Disclosure of subsidiaries [line items]
Revenue	44,998	40,329
Profit for the period	31,885	23,720
Total comprehensive income	31,885	23,720
Profit allocated to NCI before dividends	6,377	4,778
Disproportionate dividends distributions	(7,422)	(519)
Profit/(loss) allocated to NCI	(1,045)	4,259
Vinci Real Estate Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Revenue	21,367	19,182
Profit for the period	15,020	10,519
Total comprehensive income	15,020	10,519
Profit allocated to NCI before dividends	3,004	2,104
Disproportionate dividends distributions	(2,037)	(670)
Profit/(loss) allocated to NCI	967	1,434
Vinci Infraestrutura Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Revenue	23,394	20,110
Profit for the period	16,865	12,520
Total comprehensive income	16,865	12,520
Profit allocated to NCI before dividends	3,373	2,504
Disproportionate dividends distributions	(5,385)	151
Profit/(loss) allocated to NCI	(2,012)	2,655
Vinci International Real Estate Ltd [Member]
Disclosure of subsidiaries [line items]
Revenue	R$ 237	1,037
Profit for the period		681
Total comprehensive income		681
Profit allocated to NCI before dividends		170
Profit/(loss) allocated to NCI		R$ 170